Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Revenues from External Customers
Total revenues	$ 110,411	¥ 759,978	¥ 662,999	¥ 635,122
Cord blood processing fees
Revenues from External Customers
Total revenues	69,335	477,243	415,000	428,261
Cord blood storage fees
Revenues from External Customers
Total revenues	40,428	278,273	243,523	203,847
Fees derived from the provision of donated cord blood for transplantation and research and others
Revenues from External Customers
Total revenues	$ 648	¥ 4,462	¥ 4,476	¥ 3,014